Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments

As of December 31, 2024, the Company had total future minimum lease payments under non-cancellable management fee with respect to the office are payable as follows:

Lease Commitment
Within 1 year	191,613